NET INCOME/ (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME/ (LOSS) PER SHARE
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands, except for share and per share data)
Numerator
Net (loss)/income attributable to ordinary shareholders of KANZHUN LIMITED	(1,235,139)	107,245	1,099,227
Denominator
Weighted average number of ordinary shares used in computing basic net (loss)/income per share	529,343,027	868,941,151	870,304,878
Dilutive effect of share-based awards	—	43,200,840	32,431,117
Weighted average number of ordinary shares used in computing diluted net (loss)/income per share	529,343,027	912,141,991	902,735,995
Net (loss)/income per share attributable to ordinary shareholders
—Basic	(2.33)	0.12	1.26
—Diluted	(2.33)	0.12	1.22